Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	Evolv Technologies Holdings, Inc.
Entity Central Index Key	0001805385
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Financial information is updated with the quarterly period ended June 30, 2021.